Short-term borrowings - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Weighted average interest rate	4.82%	5.01%	5.32%
Net book value of pledged assets	¥ 51,115,983	¥ 52,440,671
Affiliated Entity [Member] | Financial Guarantee [Member]
Defined Benefit Plan Disclosure [Line Items]
Guaranteed amounts	¥ 70,000,000	¥ 70,000,000
Guarantor Obligations, Term	July 29, 2020 to July 29, 2023